Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment	1
Restricted cash	$ 50,389	$ 50,367
Deferred offering costs	0	100,000
Acquired in-process research and development	3,087,832	0
Accrued interest related to uncertain tax positions	0	0
Expensed interest related to uncertain tax positions	$ 0	$ 0